6. PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2019
Notes
6. PREPAID EXPENSES AND DEPOSITS

6.PREPAID EXPENSES AND DEPOSITS

The balance consists of prepaid expense to vendors of $152,704 (2018 - $252,751), security deposit for office of $8,420 (2018 - $8,420), prepaid business insurance of $5,999 (2018 - $13,075) and security deposits of $12,000 (2018 - $12,000).